Income Taxes (Details) - Change in unrecognized tax benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in unrecognized tax benefits [Abstract]
Beginning Balance	$ 645,000
Additions based on tax positions related to prior years		497,000
Additions based on tax positions related to the current year	76,000	148,000
Ending Balance	$ 721,000	$ 645,000